BNY Mellon Developed Markets Real Estate Securities Fund
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.4%
Australia — 6.8%
Dexus	370,820	1,684,834
DigiCo Infrastructure REIT	265,460	566,385
Goodman Group	365,950	8,273,554
Mirvac Group	1,661,200	2,402,033
National Storage REIT	679,110	1,047,432
NEXTDC Ltd.(a),(b)	72,155	672,835
Region Group	889,400	1,337,480
Scentre Group	1,080,430	2,603,769
The GPT Group	487,540	1,597,919
		20,186,241
Belgium — 1.5%
Aedifica SA	20,730	1,530,613
Cofinimmo SA	9,420	820,771
Warehouses De Pauw, CVA	83,762	1,961,490
		4,312,874
Canada — 2.2%
Allied Properties Real Estate Investment Trust	42,130	526,017
Chartwell Retirement Residences	160,410	2,050,275
First Capital Real Estate Investment Trust	66,900	897,568
H&R Real Estate Investment Trust	78,130	653,527
RioCan Real Estate Investment Trust	178,590	2,274,909
		6,402,296
France — 2.0%
Gecina SA	26,380	2,595,039
Klepierre SA	32,300	1,237,047
Unibail-Rodamco-Westfield	21,450	2,086,568
		5,918,654
Germany — 2.7%
LEG Immobilien SE	36,013	2,866,588
Vonovia SE	167,560	5,216,467
		8,083,055
Hong Kong — 3.1%
Hongkong Land Holdings Ltd.	73,100	442,255
Link REIT	553,100	3,093,133
Sun Hung Kai Properties Ltd.	344,000	4,097,325
Swire Properties Ltd.	139,658	375,386
Wharf Real Estate Investment Co. Ltd.	405,000	1,287,229
		9,295,328
Japan — 8.9%
Activia Properties, Inc.	1,384	1,186,679
Comforia Residential REIT, Inc.	941	1,853,296
Daiwa Office Investment Corp.	511	1,189,397
GLP J-REIT	1,497	1,314,342
Invincible Investment Corp.	2,644	1,178,228
Japan Real Estate Investment Corp.	1,431	1,166,246
KDX Realty Investment Corp.	1,741	1,876,078
Mitsubishi Estate Co. Ltd.	159,200	2,993,973
Mitsui Fudosan Co. Ltd.	574,900	5,179,056

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Japan — 8.9% (continued)
Mitsui Fudosan Logistics Park, Inc.	872	586,345
Nippon Building Fund, Inc.	1,813	1,667,527
Nippon Prologis REIT, Inc.	1,167	632,254
Nomura Real Estate Master Fund, Inc.	2,042	2,158,454
Orix JREIT, Inc.	333	436,786
Sumitomo Realty & Development Co. Ltd.	87,600	3,219,358
		26,638,019
Mexico — .5%
Corp Inmobiliaria Vesta SAB de CV, ADR(b)	52,260	1,467,983
Singapore — 2.9%
CapitaLand Ascendas REIT	537,800	1,155,624
CapitaLand Integrated Commercial Trust	918,300	1,555,961
CapitaLand Investment Ltd.	435,000	931,377
City Developments Ltd.	116,500	552,711
Digital Core REIT Management Pte Ltd.	1,353,211	710,436
Frasers Logistics & Commercial Trust(b)	2,056,800	1,394,011
Mapletree Logistics Trust	1,110,800	992,397
NTT DC REIT(a)	1,515,000	1,424,100
		8,716,617
Spain — 1.2%
Cellnex Telecom SA(c)	33,400	1,181,599
Merlin Properties Socimi SA	176,820	2,457,765
		3,639,364
Sweden — .7%
Castellum AB(b)	137,115	1,564,548
Fastighets AB Balder, Cl. B(a)	81,300	550,623
		2,115,171
United Kingdom — 3.6%
Empiric Student Property PLC	521,500	663,925
Grainger PLC	559,778	1,519,202
LondonMetric Property PLC	715,449	1,804,678
Safestore Holdings PLC	126,638	1,126,392
The British Land Company PLC	492,583	2,274,254
The UNITE Group PLC	128,029	1,265,575
Tritax Big Box REIT PLC	1,174,050	2,190,869
		10,844,895
United States — 63.3%
Agree Realty Corp.(b),(d)	63,440	4,548,648
American Healthcare REIT, Inc.(d)	89,030	3,440,119
American Homes 4 Rent, Cl. A(d)	101,180	3,509,934
Americold Realty Trust, Inc.(d)	77,630	1,248,290
Brixmor Property Group, Inc.(d)	222,360	5,810,267
Broadstone Net Lease, Inc.(d)	146,160	2,373,638
BXP, Inc.(d)	34,130	2,233,126
Camden Property Trust(d)	62,300	6,803,160
Cousins Properties, Inc.(b),(d)	133,990	3,631,129
DiamondRock Hospitality Co.(d)	166,040	1,281,829
Digital Realty Trust, Inc.(d)	62,750	11,071,610
Douglas Emmett, Inc.(d)	47,880	725,861
Equinix, Inc.(d)	19,810	15,554,218
Equity LifeStyle Properties, Inc.(d)	6,590	394,873

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
United States — 63.3% (continued)
Equity Residential(d)	69,860	4,415,152
Essex Property Trust, Inc.(d)	6,170	1,605,311
Extra Space Storage, Inc.(d)	63,560	8,539,922
Federal Realty Investment Trust(d)	26,660	2,456,986
First Industrial Realty Trust, Inc.(d)	47,880	2,332,714
Healthcare Realty Trust, Inc.(b),(d)	114,790	1,763,174
Healthpeak Properties, Inc.(d)	354,980	6,013,361
Host Hotels & Resorts, Inc.(d)	268,000	4,212,960
Hudson Pacific Properties, Inc.(d)	121,269	297,109
Invitation Homes, Inc.(d)	121,840	3,734,396
Iron Mountain, Inc.(d)	39,881	3,882,814
Kimco Realty Corp.(d)	265,220	5,630,621
Kite Realty Group Trust(d)	190,360	4,184,113
Lineage, Inc.(d)	27,230	1,174,974
National Health Investors, Inc.(d)	19,370	1,353,188
NNN REIT, Inc.(d)	42,120	1,737,871
Omega Healthcare Investors, Inc.(d)	88,570	3,445,373
Prologis, Inc.(d)	118,630	12,667,311
Public Storage(d)	21,600	5,873,904
Realty Income Corp.(d)	85,500	4,799,115
Rexford Industrial Realty, Inc.(b),(d)	83,050	3,033,816
Simon Property Group, Inc.(d)	27,940	4,576,293
UDR, Inc.(d)	176,490	6,934,292
Ventas, Inc.(d)	151,840	10,200,611
VICI Properties, Inc.(d)	67,790	2,209,954
Vornado Realty Trust(d)	76,080	2,922,994
Welltower, Inc.(d)	98,090	16,191,716
		188,816,747
Total Common Stocks (cost $256,006,893)		296,437,244

	1-Day Yield (%)
Investment Companies — .7%
Registered Investment Companies — .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $2,201,077)	4.43	2,201,077	2,201,077
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $286,960)	4.43	286,960	286,960
Total Investments (cost $258,494,930)		100.2%	298,925,281
Liabilities, Less Cash and Receivables		(.2 )%	(707,769)
Net Assets		100.0%	298,217,512

ADR—American Depositary Receipt
CVA—Company Voluntary Arrangement

STATEMENT OF INVESTMENTS (Unaudited) (continued)
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $13,070,935 and the value of the collateral was
$13,563,766, consisting of cash collateral of $286,960 and U.S. Government & Agency securities valued at $13,276,806.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to $1,181,599 or 0.4% of net assets.

(d)	Investment in real estate investment trust within the United States.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Developed Markets Real Estate Securities Fund
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	296,437,244	—	—	296,437,244
Investment Companies	2,488,037	—	—	2,488,037
	298,925,281	—	—	298,925,281

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At July 31, 2025, accumulated net unrealized appreciation on investments was $40,430,351, consisting of $51,776,671 gross unrealized appreciation and $11,346,320 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.